Fair value of financial instruments	6 Months Ended
Sep. 30, 2021
Fair value of financial instruments
Fair value of financial instruments

9   Fair value of financial instruments

The table below sets out the financial instruments held at fair value by the Group.

	30 September	31 March
	2021	2021
	€m	€m
Financial assets at fair value:
Money market funds (included within Cash and cash equivalents)[1]	4,307	3,116
Debt and equity securities (included within Other investments)[2]	5,388	5,292
Derivative financial instruments (included within Trade and other receivables)[2]	3,666	3,151
Trade receivables at fair value through Other comprehensive income (included within Trade and other receivables)[2]	1,384	744
	14,745	12,303
Financial liabilities at fair value:
Derivative financial instruments (included within Trade and other payables)[2]	3,016	4,010
	3,016	4,010

Notes:

1.	Items are measured at fair value and the valuation basis is Level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets.
2.	Quoted debt and equity securities of €2,274 million (FY21: €2,210 million) are Level 1 classification which comprises items where fair value is determined by unadjusted quoted prices in active markets. All balances other than quoted securities are Level 2 classification which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

The fair value of the Group’s financial assets and financial liabilities held at amortised cost approximates to fair value with the exception of non-current bonds with a carrying value of €46,162 million (FY21: €44,634 million) and a fair value of €50,777 million (FY21: €48,630 million). Fair value is based on Level 1 of the fair value hierarchy using quoted market prices.